UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value

Argentina — 4.8%
Adecoagro SA(1)	28,500	$316,065
Banco Macro SA, Class B ADR	10,050	861,486
BBVA Banco Frances SA ADR	13,471	246,519
Cresud SA ADR(1)	10,769	226,364
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	7,134	246,551
Grupo Clarin SA GDR(2)	9,900	311,355
Grupo Financiero Galicia SA, Class B ADR	24,602	961,200
IRSA Inversiones y Representaciones SA ADR(1)	7,276	183,501
Pampa Energia SA ADR(1)	15,430	841,552
Petrobras Argentina SA ADR(1)	25,926	292,964
Telecom Argentina SA ADR	23,384	529,882
Transportadora de Gas del Sur SA ADR(1)	24,857	369,872
YPF SA ADR	46,600	1,203,678

		$6,590,989

China — 12.5%
AAC Technologies Holdings, Inc.	12,500	$183,237
Agricultural Bank of China, Ltd., Class H	393,000	181,169
Alibaba Group Holding, Ltd. ADR(1)	16,154	1,865,787
Anhui Conch Cement Co., Ltd., Class H	24,000	83,929
ANTA Sports Products, Ltd.	17,000	47,714
Baidu, Inc. ADR(1)	3,980	717,315
Bank of China, Ltd., Class H	1,162,000	562,074
Bank of Communications, Ltd., Class H	145,000	111,493
Beijing Enterprises Water Group, Ltd.	98,000	74,999
Belle International Holdings, Ltd.	129,000	87,400
Brilliance China Automotive Holdings, Ltd.	56,000	93,811
BYD Co., Ltd., Class H	14,500	85,443
CGN Power Co., Ltd., Class H(3)	155,000	46,765
China Cinda Asset Management Co., Ltd., Class H	147,000	55,881
China CITIC Bank Corp., Ltd., Class H	153,000	96,852
China Communications Construction Co., Ltd., Class H	78,000	107,099
China Construction Bank Corp., Class H	1,202,000	975,619
China Everbright International, Ltd.	60,000	81,033
China Evergrande Group	99,000	105,593
China Galaxy Securities Co., Ltd., Class H	59,500	54,227
China Life Insurance Co., Ltd., Class H	109,000	331,607
China Mengniu Dairy Co., Ltd.	47,000	90,802
China Merchants Bank Co., Ltd., Class H	60,500	156,756
China Merchants Port Holdings Co., Ltd.	22,000	62,858
China Minsheng Banking Corp., Ltd., Class H	99,000	97,402
China Mobile, Ltd.	90,000	958,196
China Overseas Land & Investment, Ltd.	60,000	174,035
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	155,692

Security	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class H	382,000	$310,204
China Railway Construction Corp., Ltd., Class H	46,500	64,937
China Railway Group, Ltd., Class H	86,000	72,736
China Resources Beer Holdings Co., Ltd.(1)	38,000	91,385
China Resources Gas Group, Ltd.	20,000	67,402
China Resources Land, Ltd.	47,777	132,391
China Resources Power Holdings Co., Ltd.	34,000	61,214
China Shenhua Energy Co., Ltd., Class H	56,000	130,357
China State Construction International Holdings, Ltd.	42,000	76,107
China Taiping Insurance Holdings Co., Ltd.(1)	31,400	78,179
China Telecom Corp., Ltd., Class H	234,000	114,141
China Unicom (Hong Kong), Ltd.	98,000	126,814
China Vanke Co., Ltd., Class H	26,700	67,658
CITIC Securities Co., Ltd., Class H	39,500	82,795
CITIC, Ltd.	75,000	108,750
CNOOC, Ltd.	261,000	304,482
Country Garden Holdings Co., Ltd.	129,000	122,686
CRRC Corp., Ltd., Class H	79,750	77,715
CSPC Pharmaceutical Group, Ltd.	84,000	116,509
Ctrip.com International, Ltd. ADR(1)	5,900	298,009
Dongfeng Motor Group Co., Ltd., Class H	54,000	56,718
ENN Energy Holdings, Ltd.	14,000	75,892
Fullshare Holdings, Ltd.(4)	160,000	41,469
Geely Automobile Holdings, Ltd.	115,000	154,946
GF Securities Co., Ltd., Class H	24,600	50,871
Great Wall Motor Co., Ltd., Class H	53,500	57,940
Guangdong Investment, Ltd.	48,000	74,245
Guangzhou Automobile Group Co., Ltd., Class H	52,000	80,813
Haitong Securities Co., Ltd., Class H	60,000	98,938
Hanergy Thin Film Power Group, Ltd.(1)(4)	302,000	0
Hengan International Group Co., Ltd.	12,500	93,408
Huaneng Power International, Inc., Class H	96,000	66,173
Huatai Securities Co., Ltd.(3)	34,000	65,839
Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	691,629
JD.com, Inc. ADR(1)	10,624	372,584
Lenovo Group, Ltd.	160,000	102,295
NetEase, Inc. ADR	1,181	313,426
New China Life Insurance Co., Ltd., Class H	16,000	79,031
New Oriental Education & Technology Group, Inc. ADR(1)	2,374	153,218
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	53,158
PetroChina Co., Ltd., Class H	320,000	224,826
PICC Property & Casualty Co., Ltd., Class H	76,000	122,171
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	432,913
Semiconductor Manufacturing International Corp.(1)	7,300	9,222
Shenzhou International Group Holdings, Ltd.	12,000	78,959
SINA Corp.(1)	1,200	92,172

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Sino Biopharmaceutical, Ltd.	90,000	$73,961
Sinopharm Group Co., Ltd., Class H	22,400	100,402
Sunny Optical Technology Group Co., Ltd.	17,000	139,684
TAL Education Group ADR(1)	758	90,285
Tencent Holdings, Ltd.	81,800	2,563,066
Vipshop Holdings, Ltd. ADR(1)	6,998	97,062
Want Want China Holdings, Ltd.	103,000	74,071
Yum China Holdings, Inc.(1)	7,500	255,900
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	56,548

		$17,243,094

Croatia — 1.9%
Adris Grupa DD, PFC Shares	9,000	$601,991
Ericsson Nikola Tesla DD	930	181,837
Hrvatski Telekom DD	52,252	1,362,456
Koncar-Elektroindustrija DD	1,480	172,609
Valamar Riviera DD	48,200	295,405

		$2,614,298

Cyprus — 1.6%
Bank of Cyprus Holdings PLC, Cyprus Shares(1)	285,000	$893,481
Bank of Cyprus Holdings PLC, London Shares(1)	419,500	1,341,949

		$2,235,430

Georgia — 2.7%
BGEO Group PLC	41,700	$1,940,694
TBC Bank Group PLC(1)	86,700	1,824,206

		$3,764,900

Iceland — 4.9%
Eik Fasteignafelag HF(1)	1,866,700	$216,946
Eimskipafelag Islands HF	407,000	1,244,766
Hagar HF	2,036,000	1,032,705
HB Grandi HF(1)	1,649,000	493,466
Icelandair Group HF	1,860,000	249,599
Marel HF	397,000	1,288,900
Reginn HF(1)	1,637,000	439,039
Reitir Fasteignafelag HF	1,043,000	1,006,046
Siminn HF	9,776,000	386,385
Sjova-Almennar Tryggingar HF	1,151,900	205,958
Vatryggingafelag Islands HF	2,066,800	211,027

		$6,774,837

Security	Shares	Value

India — 6.3%
Adani Ports and Special Economic Zone, Ltd.	22,802	$115,734
Adani Power, Ltd.(1)	9,483	4,883
Asian Paints, Ltd.	8,100	141,380
Aurobindo Pharma, Ltd.	7,300	68,952
Axis Bank, Ltd.	40,600	321,075
Bajaj Auto, Ltd.	2,400	107,104
Bajaj Finance, Ltd.	4,600	91,095
Bharat Petroleum Corp., Ltd.	7,400	83,432
Bharti Airtel, Ltd.	27,000	148,798
Bharti Infratel, Ltd.	15,719	87,254
Bosch, Ltd.	185	65,823
Cipla, Ltd.	9,500	82,127
Coal India, Ltd.	19,072	82,059
Dabur India, Ltd.	13,800	61,398
Dr. Reddy’s Laboratories, Ltd.	3,000	121,672
Eicher Motors, Ltd.(1)	400	162,404
GAIL (India), Ltd.	12,666	83,242
Godrej Consumer Products, Ltd.	3,600	96,735
HCL Technologies, Ltd.	14,500	183,905
Hero MotoCorp, Ltd.	1,300	67,512
Hindalco Industries, Ltd.	30,900	95,449
Hindustan Unilever, Ltd.	16,400	238,073
Housing Development Finance Corp., Ltd.	36,800	878,513
ICICI Bank, Ltd.	28,800	123,920
Indiabulls Housing Finance, Ltd.	8,300	131,166
Infosys, Ltd.	44,900	642,999
ITC, Ltd.	80,850	348,845
JSW Steel, Ltd.	25,000	77,412
Larsen & Toubro, Ltd.	8,100	220,137
LIC Housing Finance, Ltd.	12,100	125,984
Lupin, Ltd.	5,700	118,357
Mahindra & Mahindra, Ltd.	9,500	197,273
Maruti Suzuki India, Ltd.	2,700	273,078
Motherson Sumi Systems, Ltd.(1)	18,100	111,809
Nestle India, Ltd.	700	72,780
Oil & Natural Gas Corp., Ltd.	34,800	100,565
Reliance Industries, Ltd.(1)	31,300	677,861
Shree Cement, Ltd.	360	106,555
Shriram Transport Finance Co., Ltd.	6,100	98,599
State Bank of India	39,600	177,936
Sun Pharmaceutical Industries, Ltd.	23,347	233,207
Tata Consultancy Services, Ltd.	11,900	420,524
Tata Motors, Ltd.	39,100	279,224
UltraTech Cement, Ltd.	1,500	98,667
UPL, Ltd.	10,100	126,632
Vedanta, Ltd.	28,200	106,566

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Wipro, Ltd.	16,435	$126,595
Yes Bank, Ltd.	8,300	211,120
Zee Entertainment Enterprises, Ltd.	16,300	133,875

		$8,730,305

Indonesia — 3.2%
Adaro Energy Tbk PT	717,400	$95,399
Astra International Tbk PT	834,900	559,543
Bank Central Asia Tbk PT	511,400	680,132
Bank Mandiri Persero Tbk PT	398,000	348,294
Bank Negara Indonesia Persero Tbk PT	345,100	164,786
Bank Rakyat Indonesia Persero Tbk PT	462,300	446,536
Bumi Serpong Damai Tbk PT	436,800	58,516
Charoen Pokphand Indonesia Tbk PT	365,200	87,404
Gudang Garam Tbk PT	22,900	113,894
Hanjaya Mandala Sampoerna Tbk PT	470,400	134,563
Indofood CBP Sukses Makmur Tbk PT	120,400	79,154
Indofood Sukses Makmur Tbk PT	207,500	130,040
Kalbe Farma Tbk PT	1,009,100	119,827
Matahari Department Store Tbk PT	116,000	126,754
Perusahaan Gas Negara Persero Tbk PT	507,600	92,309
Semen Indonesia Persero Tbk PT	145,300	96,023
Surya Citra Media Tbk PT	321,200	68,730
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	670,296
Unilever Indonesia Tbk PT	67,800	226,257
United Tractors Tbk PT	79,400	160,088

		$4,458,545

Kazakhstan — 4.0%
Central Asia Metals PLC	251,600	$741,772
Halyk Savings Bank of Kazakhstan JSC GDR, London Shares(1)(2)	167,650	1,261,116
Halyk Savings Bank of Kazakhstan JSC GDR, New York Shares(1)(2)	121,000	907,500
KAZ Minerals PLC(1)	106,025	691,508
KazMunaiGas Exploration Production GDR, London Shares(1)(2)	101,909	989,239
KazMunaiGas Exploration Production GDR, New York Shares(1)(2)	49,100	476,270
Kcell JSC GDR, London Shares(2)	113,842	393,039
Kcell JSC GDR, New York Shares(2)	29,000	100,630

		$5,561,074

Kenya — 3.1%
Co-operative Bank of Kenya, Ltd. (The)	5,513,533	$758,178
East African Breweries, Ltd.	181,904	405,643

Security	Shares	Value

Kenya (continued)
Equity Group Holdings, Ltd.	3,081,200	$1,006,654
KCB Group, Ltd.	4,139,200	1,285,221
Safaricom, Ltd.	4,553,317	854,347

		$4,310,043

Kuwait — 4.2%
Agility Public Warehousing Co. KSC	187,500	$382,238
Boubyan Bank KSCP	194,880	259,541
Burgan Bank SAK	184,380	184,911
Kuwait Finance House KSCP	761,530	1,237,839
Kuwait Projects Co. Holdings KSC	124,400	170,082
Mabanee Co. SAKC	122,600	322,286
Mezzan Holding Co. KSCC	34,900	113,578
Mobile Telecommunications Co.	654,500	946,516
National Bank of Kuwait SAK	798,945	1,786,079
National Industries Group Holding SAK	264,200	106,126
National Real Estate Co. KPSC(1)	178,300	62,031
VIVA Kuwait Telecom Co.	51,300	138,326
Warba Bank KSCP(1)	146,300	118,300

		$5,827,853

Mauritius — 1.9%
Alteo, Ltd.	52,987	$49,803
CIEL, Ltd.	430,500	93,568
CIM Financial Services, Ltd.	238,300	57,951
ENL Land, Ltd.	72,211	97,201
Gamma Civic, Ltd.	81,886	58,204
Harel Mallac & Co., Ltd.	31,500	59,613
IBL, Ltd.	37,656	43,383
LUX Island Resorts, Ltd.	62,400	107,366
MCB Group, Ltd.	138,908	911,163
New Mauritius Hotels, Ltd.(1)	305,790	197,132
New Mauritius Hotels, Ltd., PFC Shares	101,930	35,955
Omnicane, Ltd.	15,009	26,354
Phoenix Beverages, Ltd.	10,200	127,289
Rogers & Co., Ltd.	187,150	156,582
SBM Holdings, Ltd.	1,963,910	427,916
Sun, Ltd., Class A(1)	65,600	79,182
Terra Mauricia, Ltd.	90,156	82,878
Vivo Energy Mauritius, Ltd.	23,359	83,029

		$2,694,569

Mexico — 1.2%
Cemex SAB de CV ADR(1)	23,212	$214,015
Coca-Cola Femsa SAB de CV ADR	900	65,439

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico (continued)
Fomento Economico Mexicano SAB de CV ADR	3,000	$270,120
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	700	72,023
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	400	75,760
Grupo Bimbo SAB de CV, Series A	29,800	72,991
Grupo Financiero Banorte SAB de CV, Class O	40,700	234,879
Grupo Financiero Inbursa SAB de CV, Class O	42,300	71,229
Grupo Financiero Santander Mexico SAB de CV ADR	6,800	61,948
Grupo Mexico SAB de CV, Series B	63,000	184,095
Industrias Penoles SAB de CV	2,600	63,559
Kimberly-Clark de Mexico SAB de CV, Class A	28,700	61,256
Mexichem SAB de CV	20,553	56,456
Wal-Mart de Mexico SAB de CV, Series V	86,300	194,373

		$1,698,143

Pakistan — 6.6%
Askari Bank, Ltd.	333,400	$63,686
Bank Alfalah, Ltd.	576,300	213,321
Engro Corp., Ltd.	176,740	597,944
Fatima Fertilizer Co., Ltd.	415,400	134,544
Fauji Cement Co., Ltd.	498,010	207,917
Fauji Fertilizer Bin Qasim, Ltd.	228,300	109,511
Fauji Fertilizer Co., Ltd.	373,400	342,157
Ferozsons Laboratories, Ltd.	14,340	73,992
Habib Bank, Ltd.	387,860	1,019,684
Honda Atlas Cars Pakistan, Ltd.	16,590	145,359
Hub Power Co., Ltd.	324,880	407,746
IGI Insurance, Ltd.(1)	36,000	127,126
Indus Motor Co., Ltd.	15,200	295,699
K-Electric, Ltd.(1)	1,167,800	89,501
Kohat Cement Co., Ltd.	36,300	90,209
Kot Addu Power Co., Ltd.	209,400	154,894
Lucky Cement, Ltd.	116,960	988,347
Maple Leaf Cement Factory, Ltd.	173,570	203,891
MCB Bank, Ltd.	369,310	761,250
Millat Tractors, Ltd.	21,100	295,068
National Bank of Pakistan	394,900	239,339
Nishat Mills, Ltd.	114,100	170,971
Oil & Gas Development Co., Ltd.	387,810	573,565
Packages, Ltd.	23,600	189,396
Pak Elektron, Ltd.	139,300	152,145
Pak Suzuki Motor Co., Ltd.	18,600	152,661
Pakistan International Bulk Terminal, Ltd.(1)	308,880	85,229
Pakistan Telecommunication Co., Ltd.	448,400	68,718
Searle Co., Ltd. (The)	48,562	288,277
SUI Southern Gas Co., Ltd.(1)	209,600	87,121
United Bank, Ltd.	322,390	765,008

		$9,094,276

Security	Shares	Value

Peru — 2.8%
Alicorp SAA	92,000	$218,389
Cementos Pacasmayo SAA	85,338	184,159
Cia de Minas Buenaventura SA ADR	37,556	451,048
Credicorp, Ltd.	13,109	2,014,329
Engie Energia Peru SA	79,000	195,323
Fossal SAA(1)	21,662	2,605
Grana y Montero SAA ADR(1)	30,600	103,122
Southern Copper Corp.	16,338	577,875
Union Andina de Cementos SAA	258,000	186,913

		$3,933,763

Philippines — 1.9%
Aboitiz Equity Ventures, Inc.	72,000	$110,741
Aboitiz Power Corp.	39,500	33,611
Alliance Global Group, Inc.	85,700	25,387
Ayala Corp.	10,270	178,071
Ayala Land, Inc.	291,600	206,066
Bank of the Philippine Islands	21,799	45,713
BDO Unibank, Inc.	63,210	151,774
Cebu Air, Inc.	25,000	54,041
CEMEX Holdings Philippines, Inc.(1)(3)	118,400	17,393
Century Pacific Food, Inc.	162,000	53,488
D&L Industries, Inc.	277,000	70,949
DMCI Holdings, Inc.	110,400	28,409
DoubleDragon Properties Corp.(1)	31,000	32,273
Energy Development Corp.	250,600	30,253
Globe Telecom, Inc.	1,375	57,132
GT Capital Holdings, Inc.	3,100	78,205
JG Summit Holdings, Inc.	119,690	201,741
Jollibee Foods Corp.	23,850	100,209
Megaworld Corp.	1,050,500	85,378
Metro Pacific Investments Corp.	973,800	128,231
Metropolitan Bank & Trust Co.	55,903	94,444
PLDT, Inc.	3,815	135,407
Robinsons Land Corp.	161,300	82,877
Security Bank Corp.	22,000	93,862
SM Investments Corp.	13,820	201,393
SM Prime Holdings, Inc.	324,100	193,317
Universal Robina Corp.	48,960	168,485

		$2,658,850

Serbia — 3.0%
Aerodrom Nikola Tesla AD Beograd	64,686	$760,845
Energoprojekt Holding AD Beograd(1)	62,500	746,151
Gosa Montaza AD Velika Plana	1,378	23,480

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Serbia (continued)
Komercijalna Banka AD Beograd(1)	60,565	$934,167
MESSER Tehnogas AD	200	20,026
Metalac AD(1)	15,633	235,627
NIS AD Novi Sad	216,465	1,428,493

		$4,148,789

Singapore — 1.4%
Yoma Strategic Holdings, Ltd.	4,730,433	$1,961,013

		$1,961,013

South Korea — 9.3%
AMOREPACIFIC Corp.	690	$176,953
AMOREPACIFIC Group	650	75,096
BNK Financial Group, Inc.	5,972	50,086
Celltrion, Inc.(1)	1,755	138,089
CJ CheilJedang Corp.	220	65,972
CJ Corp.	300	49,280
Coway Co., Ltd.	1,200	105,814
Dongbu Insurance Co., Ltd.	1,100	65,687
E-MART, Inc.	420	84,837
GS Holdings Corp.	1,100	57,255
Hana Financial Group, Inc.	6,400	219,808
Hankook Tire Co., Ltd.	1,500	77,626
Hanmi Pharmaceutical Co., Ltd.(1)	119	32,246
Hanwha Chemical Corp.	2,200	48,570
Hotel Shilla Co., Ltd.	930	41,484
Hyosung Corp.	500	63,151
Hyundai Development Co. - Engineering & Construction	1,700	66,724
Hyundai Engineering & Construction Co., Ltd.	1,750	74,543
Hyundai Glovis Co., Ltd.	490	62,401
Hyundai Heavy Industries Co., Ltd.(1)(4)	850	123,253
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	45,087
Hyundai Mobis Co., Ltd.	1,400	273,029
Hyundai Motor Co.	3,100	392,078
Hyundai Motor Co., PFC Shares	550	44,594
Hyundai Motor Co., Second PFC Shares	760	66,302
Hyundai Steel Co.	1,600	77,067
Industrial Bank of Korea	5,900	64,703
Kakao Corp.	600	47,633
Kangwon Land, Inc.	2,800	88,948
KB Financial Group, Inc.	8,130	357,374
KCC Corp.	120	35,864
Kia Motors Corp.	5,600	171,421
Korea Aerospace Industries, Ltd.	1,660	93,042
Korea Electric Power Corp.	5,500	219,231

Security	Shares	Value

South Korea (continued)
Korea Zinc Co., Ltd.	199	$74,384
KT&G Corp.	2,470	220,271
LG Chem, Ltd.	970	233,312
LG Corp.	2,000	118,803
LG Display Co., Ltd.	5,180	133,479
LG Electronics, Inc.	2,470	149,938
LG Household & Health Care, Ltd.	210	159,695
LG Uplus Corp.	5,400	68,615
Lotte Chemical Corp.	340	102,066
Lotte Shopping Co., Ltd.	270	62,265
Mirae Asset Daewoo Co., Ltd.	9,700	75,910
Naver Corp.	570	400,610
NCsoft Corp.	410	129,661
ORION Corp.	70	41,544
POSCO	1,520	358,846
S-Oil Corp.	900	78,738
Samsung Biologics Co., Ltd.(1)	470	72,187
Samsung C&T Corp.	1,640	177,709
Samsung Electro-Mechanics Co., Ltd.	1,100	70,569
Samsung Electronics Co., Ltd.	1,930	3,783,625
Samsung Electronics Co., Ltd., PFC Shares	340	523,574
Samsung Fire & Marine Insurance Co., Ltd.	700	164,802
Samsung Heavy Industries Co., Ltd.(1)	6,900	65,401
Samsung Life Insurance Co., Ltd.	1,450	139,402
Samsung SDI Co., Ltd.	1,100	132,796
Samsung SDS Co., Ltd.	840	101,431
Samsung Securities Co., Ltd.	1,588	48,216
Shinhan Financial Group Co., Ltd.	8,690	362,820
SK Holdings Co., Ltd.	982	209,168
SK Hynix, Inc.	11,600	549,531
SK Innovation Co., Ltd.	1,300	195,033
SK Telecom Co., Ltd.	490	103,432
Woori Bank	7,000	91,790

		$12,854,871

Taiwan — 5.9%
Advanced Semiconductor Engineering, Inc.	122,716	$153,799
Advantech Co., Ltd.	7,000	56,586
Asia Cement Corp.	52,000	51,341
Asustek Computer, Inc.	12,000	117,893
AU Optronics Corp.	156,000	64,835
Catcher Technology Co., Ltd.	12,000	123,232
Cathay Financial Holding Co., Ltd.	134,000	214,750
Chang Hwa Commercial Bank, Ltd.	115,381	66,874
Cheng Shin Rubber Industry Co., Ltd.	28,000	57,784
China Development Financial Holding Corp.	248,000	68,411

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
China Steel Corp.	210,000	$168,297
Chunghwa Telecom Co., Ltd.	64,000	216,490
Compal Electronics, Inc.	95,000	63,596
CTBC Financial Holding Co., Ltd.	275,679	172,152
Delta Electronics, Inc.	33,680	189,576
E.Sun Financial Holding Co., Ltd.	138,406	83,657
Far Eastern New Century Corp.	59,700	50,231
Far EasTone Telecommunications Co., Ltd.	32,000	78,802
First Financial Holding Co., Ltd.	173,334	105,710
Formosa Chemicals & Fibre Corp.	59,000	181,424
Formosa Petrochemical Corp.	22,000	76,899
Formosa Plastics Corp.	70,000	210,340
Foxconn Technology Co., Ltd.	18,291	55,731
Fubon Financial Holding Co., Ltd.	112,000	175,327
Hon Hai Precision Industry Co., Ltd.	250,635	820,369
Hotai Motor Co., Ltd.	5,000	57,624
Hua Nan Financial Holdings Co., Ltd.	131,851	73,832
Innolux Corp.	180,000	84,013
Largan Precision Co., Ltd.	2,000	332,139
Mega Financial Holding Co., Ltd.	179,476	144,083
Nan Ya Plastics Corp.	85,000	204,742
Pegatron Corp.	30,000	88,352
Pou Chen Corp.	42,000	58,802
President Chain Store Corp.	10,000	87,024
Quanta Computer, Inc.	51,000	105,655
Shin Kong Financial Holding Co., Ltd.(1)	177,960	47,428
SinoPac Financial Holdings Co., Ltd.	179,741	54,919
Taishin Financial Holding Co., Ltd.	159,782	65,882
Taiwan Cement Corp.	67,000	77,929
Taiwan Cooperative Financial Holding Co., Ltd.	146,269	74,404
Taiwan Mobile Co., Ltd.	31,000	114,457
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	2,557,432
Uni-President Enterprises Corp.	82,960	153,144
United Microelectronics Corp.	220,000	87,943
Yuanta Financial Holding Co., Ltd.	158,675	67,844

		$8,161,754

Thailand — 0.6%
Mega Lifesciences PCL	598,400	$445,461
TTCL PCL(5)	767,100	378,973

		$824,434

Turkey — 1.1%
Akbank TAS	61,800	$165,411
Anadolu Efes Biracilik ve Malt Sanayii AS	7,400	41,706

Security	Shares	Value

Turkey (continued)
Arcelik AS	8,000	$53,336
BIM Birlesik Magazalar AS	6,300	102,909
Coca-Cola Icecek AS	3,200	32,548
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	63,600	52,803
Eregli Demir ve Celik Fabrikalari TAS	43,400	79,500
Haci Omer Sabanci Holding AS	28,100	83,691
KOC Holding AS	19,200	90,236
Tofas Turk Otomobil Fabrikasi AS	4,900	40,799
Tupras-Turkiye Petrol Rafinerileri AS	3,800	95,721
Turk Hava Yollari AO(1)	22,100	37,692
Turk Sise ve Cam Fabrikalari AS	29,700	37,283
Turk Telekomunikasyon AS	21,200	38,064
Turkcell Iletisim Hizmetleri AS(1)	26,300	92,017
Turkiye Garanti Bankasi AS	64,800	174,925
Turkiye Halk Bankasi AS	19,600	64,983
Turkiye Is Bankasi, Class B	47,700	94,138
Turkiye Vakiflar Bankasi TAO, Class D	28,100	48,002
Yapi ve Kredi Bankasi AS(1)	33,100	40,152

		$1,465,916

Vietnam — 8.9%
Bank for Foreign Trade of Vietnam JSC	554,600	$855,229
Bao Viet Holdings	111,500	281,142
Binh Minh Plastics JSC	25,000	205,336
Century Synthetic Fiber Corp.(1)	157,113	132,711
Coteccons Construction JSC	24,000	215,278
Danang Rubber JSC	67,496	83,658
Domesco Medical Import Export JSC	59,000	236,355
FPT Corp.	92,491	188,885
Gemadept Corp.	61,050	93,686
HA TIEN 1 Cement JSC(1)	230,880	224,028
Ho Chi Minh City Infrastructure Investment JSC	262,900	441,547
Hoa Phat Group JSC	268,417	346,807
Hoa Sen Group	82,758	175,755
Imexpharm Pharmaceutical JSC	29,601	79,884
KIDO Group Corp.	243,900	424,599
Kinh Bac City Development Share Holding Corp.(1)	268,100	175,009
Masan Group Corp.	712,300	1,391,443
Mobile World Investment Corp.	20,000	146,800
Nam Long Investment Corp.	110,000	135,415
PetroVietnam Drilling & Well Services JSC(1)	219,214	170,291
PetroVietnam Fertilizer & Chemical JSC	205,250	211,975
PetroVietnam Gas JSC	83,000	202,511
PetroVietnam Nhon Trach 2 Power JSC	158,000	208,457
PetroVietnam Technical Services Corp.	294,900	222,817

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)
Pha Lai Thermal Power JSC	186,000	$142,998
Refrigeration Electrical Engineering Corp.	115,000	140,759
Saigon - Hanoi Commercial Joint Stock Bank(1)	616,418	203,297
Saigon Securities, Inc.	400,730	386,065
Saigon Thuong Tin Commercial JSB(1)	977,216	496,242
Tan Tao Investment & Industry JSC(1)	675,400	96,193
TNG Investment & Trading JSC(1)	489	279
Traphaco JSC	26,166	142,804
Vietjet Aviation JSC(1)	74,500	418,302
Vietnam Construction and Import-Export JSC	251,400	173,677
Vietnam Dairy Products JSC	218,640	1,423,623
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	114,441
Vingroup JSC(1)	940,149	1,692,815
Vinh Son - Song Hinh Hydropower JSC	101,700	69,829

		$12,350,942

Total Common Stocks (identified cost $115,523,352)		$129,958,688

Rights — 0.0%

Security	Shares	Value

China — 0.0%
Bank of Communications, Ltd., Expires 5/31/17(1)	290	$0

Total Rights (identified cost $0)		$0

Short-Term Investments — 4.8%

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/18/17(6)	$1,000	$999,685

Total U.S. Treasury Obligations (identified cost $999,764)		$999,685

Other — 4.0%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(7)	5,554,834	$5,556,501

Total Other (identified cost $5,556,131)		$5,556,501

Total Short-Term Investments (identified cost $6,555,895)		$6,556,186

Total Investments — 98.6% (identified cost $122,079,247)		$136,514,874

Other Assets, Less Liabilities — 1.4%		$1,999,192

Net Assets — 100.0%		$138,514,066

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $4,439,149 or 3.2% of the Portfolio’s net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $129,997 or 0.1% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	29.6%	$41,014,140
Information Technology	13.4	18,505,009
Industrials	8.6	11,859,398
Consumer Staples	7.3	10,160,464
Materials	7.3	10,148,436
Energy	6.1	8,483,137
Consumer Discretionary	6.0	8,291,944
Telecommunication Services	5.6	7,790,214
Real Estate	5.5	7,558,581
Utilities	2.6	3,603,056
Health Care	1.8	2,544,309
Short-Term Investments	4.8	6,556,186

Total Investments	98.6%	$136,514,874

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	3,320,504	TWD	104,048,000	BNP Paribas	5/9/17	$—	$(128,074)
EUR	239,816	USD	258,536	Bank of America, N.A.	6/8/17	3,151	—
EUR	430,450	USD	463,132	JPMorgan Chase Bank, N.A.	6/8/17	6,575	—
EUR	119,550	USD	128,215	Standard Chartered Bank	6/8/17	2,238	—
USD	1,448,254	EUR	1,357,000	Bank of America, N.A.	6/8/17	—	(32,505)
USD	2,532,759	EUR	2,373,170	Bank of America, N.A.	6/8/17	—	(56,846)
USD	3,435,170	EUR	3,218,721	Bank of America, N.A.	6/8/17	—	(77,100)
USD	3,827,189	EUR	3,586,039	Bank of America, N.A.	6/8/17	—	(85,898)
USD	5,200,833	EUR	4,873,130	Bank of America, N.A.	6/8/17	—	(116,728)
USD	82,004	EUR	75,803	BNP Paribas	6/8/17	—	(713)
USD	622,691	EUR	578,035	JPMorgan Chase Bank, N.A.	6/8/17	—	(8,061)
USD	133,260	EUR	122,234	Standard Chartered Bank	6/8/17	—	(121)
USD	69,191	EUR	63,796	Standard Chartered Bank	6/8/17	—	(424)
USD	81,189	EUR	75,275	Standard Chartered Bank	6/8/17	—	(951)
USD	517,735	EUR	478,337	Standard Chartered Bank	6/8/17	—	(4,226)
NOK	1,747,958	USD	203,125	Standard Chartered Bank	6/9/17	547	—
USD	204,198	NOK	1,747,958	Standard Chartered Bank	6/9/17	527	—
SGD	1,107,400	USD	792,528	Standard Chartered Bank	6/13/17	422	—
SGD	1,110,000	USD	794,730	Standard Chartered Bank	6/13/17	82	—
USD	1,564,083	SGD	2,217,400	Standard Chartered Bank	6/13/17	—	(23,681)
USD	19,118,088	CNH	130,068,000	Bank of America, N.A.	9/6/17	446,096	—
USD	829,467	THB	29,247,000	Standard Chartered Bank	11/10/17	—	(15,628)

						$459,638	$(550,956)

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Equity Futures
E-mini MSCI Emerging Market Index	166	Long	Jun-17	$7,792,040	$8,125,700	$333,660

						$333,660

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
NOK	–	Norwegian Krone
SGD	–	Singapore Dollar

THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	United States Dollar

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $116,523,116)	$130,958,373
Affiliated investment, at value (identified cost, $5,556,131)	5,556,501
Cash	963,647
Foreign currency, at value (identified cost, $1,254,675)	1,255,831
Dividends receivable	280,496
Dividends receivable from affiliated investment	2,863
Receivable for variation margin on open financial futures contracts	27,768
Receivable for open forward foreign currency exchange contracts	459,638
Other assets	25,591
Total assets	$139,530,708

Liabilities
Payable for open forward foreign currency exchange contracts	$550,956
Payable to affiliates:
Investment adviser fee	111,762
Trustees’ fees	636
Accrued foreign capital gains taxes	238,573
Accrued expenses	114,715
Total liabilities	$1,016,642
Net Assets applicable to investors’ interest in Portfolio	$138,514,066

Sources of Net Assets
Investors’ capital	$124,080,054
Net unrealized appreciation	14,434,012
Total	$138,514,066

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends (net of foreign taxes, $137,887)	$1,251,158
Interest (net of foreign taxes, $41)	2,647
Dividends from affiliated investment	14,632
Total investment income	$1,268,437

Expenses
Investment adviser fee	$630,364
Trustees’ fees and expenses	3,908
Custodian fee	125,407
Legal and accounting services	29,654
Miscellaneous	10,842
Total expenses	$800,175

Net investment income	$468,262

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $22,541)	$(1,381,530)
Investment transactions — affiliated investment	(432)
Financial futures contracts	710,484
Foreign currency and forward foreign currency exchange contract transactions	50,180
Net realized loss	$(621,298)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $182,952)	$12,199,951
Investments — affiliated investment	311
Financial futures contracts	195,610
Foreign currency and forward foreign currency exchange contracts	36,112
Net change in unrealized appreciation (depreciation)	$12,431,984

Net realized and unrealized gain	$11,810,686

Net increase in net assets from operations	$12,278,948

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$468,262	$1,038,810
Net realized loss from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(621,298)	(9,888,399)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	12,431,984	16,428,120
Net increase in net assets from operations	$12,278,948	$7,578,531
Capital transactions —
Contributions	$6,561,548	$18,232,704
Withdrawals	(4,494,592)	(15,425,045)
Net increase in net assets from capital transactions	$2,066,956	$2,807,659

Net increase in net assets	$14,345,904	$10,386,190

Net Assets
At beginning of period	$124,168,162	$113,781,972
At end of period	$138,514,066	$124,168,162

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.27	%(3)	1.30%	1.32%	1.63%
Net investment income (loss)	0.74	%(3)	0.92%	1.61%	(0.19)%
Portfolio Turnover	18	%(4)	40%	27%	112%

Total Return	9.96	%(4)	5.75%	(14.05)%	1.10%

Net assets, end of period (000’s omitted)	$138,514		$124,168	$113,782	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(3)	Annualized.

(4)	Not annualized.

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Emerging and Frontier Countries Equity Fund (formerly, Eaton Vance Global Macro Capital Opportunities Fund) held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

26

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2017, the Portfolio’s investment adviser

27

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

fee amounted to $630,364 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the six months ended April 30, 2017, BMR reimbursed the Portfolio $5,633 for a trading error. The effect of the loss incurred and the reimbursement by BMR of such amount had no impact on total return.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $22,317,246 and $21,615,915, respectively, for the six months ended April 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$122,476,638

Gross unrealized appreciation	$23,088,431
Gross unrealized depreciation	(9,050,195)

Net unrealized appreciation	$14,038,236

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk:  The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $550,956. At April 30, 2017, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default

28

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$333,660	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	459,638	(2)	(550,956	)(3)

Total		$793,298		$(550,956)

Derivatives not subject to master netting or similar agreements		$333,660		$—

Total Derivatives subject to master netting or similar agreements		$459,638		$(550,956)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$449,247	$(369,077)	$—	$—	$80,170
JPMorgan Chase Bank, N.A.	6,575	(6,575)	—	—	—
Standard Chartered Bank	3,816	(3,816)	—	—	—

	$459,638	$(379,468)	$—	$—	$80,170

29

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(369,077)	$369,077	$—	$—	$—
BNP Paribas	(128,787)	—	—	—	(128,787)
JPMorgan Chase Bank, N.A.	(8,061)	6,575	—	—	(1,486)
Standard Chartered Bank	(45,031)	3,816	—	—	(41,215)

	$(550,956)	$379,468	$—	$—	$(171,488)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$710,484	$195,610
Foreign Exchange	Forward foreign currency exchange contracts	87,718	28,329

Total		$798,202	$223,939

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*

$7,410,000	$58,484,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

30

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$6,245,860	$77,488,576		$164,722	$83,899,158
Emerging Europe	6,798,317	14,205,853		—	21,004,170
Latin America	12,222,895	—		—	12,222,895
Middle East/Africa	59,613	12,772,852		—	12,832,465

Total Common Stocks	$25,326,685	$104,467,281	**	$164,722	$129,958,688
Rights	$0	$—		$—	$0
Short-Term Investments —
U.S. Treasury Obligations	—	999,685		—	999,685
Other	—	5,556,501		—	5,556,501

Total Investments	$25,326,685	$111,023,467		$164,722	$136,514,874

Forward Foreign Currency Exchange Contracts	$—	$459,638		$—	$459,638

Futures Contracts	333,660	—		—	333,660

Total	$25,660,345	$111,483,105		$164,722	$137,308,172

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Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Forward Foreign Currency Exchange Contracts	$—	$(550,956)	$—	$(550,956)

Total	$—	$(550,956)	$—	$(550,956)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

32

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging and Frontier Countries Equity Fund (formerly Eaton Vance Global Macro Capital Opportunities Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in equity and equity-related securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

34

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2016 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all

35

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

36

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017